Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures (Details) (USD $)			12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2004 First Horizon National Corporation [Member] Subordinated Debentures Subject To Mandatory Redemption [Member] Capital Securities Series B [Member]	Jan. 31, 2011 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 2010 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 1996 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 2004 First Tennesee Capital II [Member] Capital Securities Series B [Member]
Debt Instrument [Line Items]
Capital securities value						$ 100,000,000	$ 200,000,000
Interest rate of capital securities						8.07%	6.30%
Term borrowings	$ 1,739,859,000	$ 2,226,482,000	$ 206,000,000
Debt Instrument Interest Rate Stated Percentage			6.30%
Debt Instrument Maturity Date			Apr. 15, 2034				Apr. 15, 2034
Redemption date				Jan. 01, 2011
Redemption notice date					Dec. 01, 2010